Warrants, Options, Equity Incentive Plan and Stock Issuances	12 Months Ended
Dec. 31, 2013
Warrants, Options, Equity Incentive Plan and Stock Issuances [Abstract]
WARRANTS, OPTIONS, EQUITY INCENTIVE PLAN AND STOCK ISSUANCES
NOTE 7 - WARRANTS, OPTIONS, EQUITY INCENTIVE PLAN AND STOCK ISSUANCES

Warrants
During the year ended December 31, 2011, the Company granted a total of 165,700 warrants to purchase restricted common stock.  Of those warrants, 162,700 were granted  to private placement investors and included down round full ratchet anti-dilution provisions requiring periodic repricing if shares are later offered at lower prices.  In June 2012, holders of 150,600 warrants received 30,121 shares of restricted common stock in exchange for those warrants.  In September 2012, holders of 9,767 warrants received 1,954 shares of restricted common stock in exchange for such warrants and a holder of 2,334 warrants exercised such warrants at $5.00/share and received 2,334 shares of restricted common stock. During the years ended December 31, 2013 and December 31, 2012, no warrants were granted.

The following table summarizes the total warrants granted to private placement investors and consultants in 2011.  During the years ended December 31, 2013 and 2012, no warrants were granted.  Derivative charges were $28,100 and $1,423 for the years ended December 31, 2013 and 2012, respectively.  There were no warrants outstanding as of December 31, 2013.

Grant Date	Number of Warrants Granted	Number of Warrants Exchanged, Exercised or Expired	Number of Warrants Outstanding as of December 31, 2013	Exercise Price Original/Repriced	Expiration Term in Years
February 25, 2011 (A)	95,334	95,334	-	$30.00/5.00	-
May 31, 2011 (A)	28,200	28,200	-	$30.00/5.00	-
June 27, 2011 (A)	37,500	37,500	-	$30.00/5.00	-
June 27, 2011 (B)	2,000	2,000	-	$50.00	-
July 12, 2011 (A)	1,667	1,667	-	$30.00/5.00	-
December 23, 2011 (B)	1,000	1,000	-	$50.00	-
	165,701	165,701	-

(A) Private placement warrants (these warrants were subject to down round full ratchet anti-dilution provisions and the exercise price was adjusted to $5.00 per share in February 2012)
(B) Sponsorship agreement, including put option - see Note 10 - Commitments, Contingencies and Other Comments – Sponsorship Agreement.

The following table summarizes the activities in warrants for the years ended December 31, 2013 and 2012:

	Shares Under Warrants	Weighted Average Exercise Price Original/Repriced
Balance at January 1, 2012	165,701	$30.50/$5.00
Warrants granted	-
Warrants exercised	(2,334)
Warrants cancelled/exchanged/expired	(160,367)
Balance at December 31, 2012	3,000	$50.00
Warrants granted	-
Warrants exercised	-
Warrants cancelled/exchanged/expired	(3,000)	$50.00
Balance at December 31, 2013	-	$-

There are no warrants outstanding and exercisable at December 31, 2013.

The following table summarizes the assumptions used to value the warrants using the Black-Scholes option pricing model:

Grant Date		Number of Warrants Granted	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
(A)	02/25/11	95,334	$25.00	$30.00	3.00	285.20%	0.00%	1.48%
(A)	05/31/11	28,200	$42.50	$30.00	3.00	208.89%	0.00%	0.79%
(A)	06/27/11	37,500	$33.50	$30.00	3.00	295.31%	0.00%	0.64%
(A)	07/12/11	1,667	$35.00	$30.00	3.00	278.00%	0.00%	0.42%
(B)	06/27/11	2,000	$33.50	$50.00	2.00	213.59%	0.00%	0.41%
(B)	12/23/11	1,000	$4.50	$50.00	2.00	209.00%	0.00%	0.28%
		165,701

(A) Private placement warrants
(B) Sponsorship agreement, including put option - see Note 10 - Commitments, Contingencies and Other Comments – Sponsorship Agreement.

Options
The Company granted an aggregate of 30,000 options to purchase restricted common stock to certain directors and scientific advisory board members (see Note 10 - Commitments, Contingencies and Other Comments – Director Agreements) prior to the adoption of the 2012 Equity Incentive Plan (the “Plan”).  For options granted under the Equity Incentive Plan, see “Equity Incentive Plan” below.

The following table summarizes the activities in stock options (granted outside the Plan) for the years ended December 31, 2013 and 2012:

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2012	25,000	$30.50
Options granted	5,000	$7.00
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2012	30,000	$26.50
Options granted	-
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2013	30,000	$26.50

At December 31, 2013, the weighted-average remaining term of the options was 7.69 years.  As of December 31, 2013, the aggregate intrinsic value of outstanding options was $2,500 and the aggregate intrinsic value of exercisable options was $1,667.  The aggregate intrinsic value is calculated by multiplying the number of outstanding and exercisable options by the excess of the market price for our common stock at December 31, 2013 over the exercise price for each option.  The market price for our common stock at December 31, 2013 was $7.50.  The aggregate unvested cost of the options at December 31, 2013 was $55,382.

The following table summarizes the assumptions used to value the director/advisory board options using the Black-Scholes option pricing model:

Grant Date	Number of Options Granted	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
07/14/11	15,000	$32.00	$32.00	10.00	287.00%	0.00%	2.98%
07/26/11	5,000	$34.50	$34.50	10.00	285.00%	0.00%	2.99%
08/15/11	5,000	$22.50	$22.50	10.00	284.00%	0.00%	2.29%
05/24/12	5,000	$7.00	$7.00	10.00	187.00%	0.00%	1.77%
	30,000

The following table summarizes information about the options outstanding (granted outside the Plan)  and exercisable at December 31, 2013 by the directors and scientific advisory board members:

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$32.00	15,000	7.53	$32.00	12,500	7.53
$34.50	5,000	7.56	$34.50	5,000	7.56
$22.50	5,000	7.62	$22.50	5,000	7.62
$7.00	5,000	8.39	$7.00	3,334	8.39
	30,000			25,834

As of December 31, 2013, 25,834 options have vested and 4,166 options remain unvested. The vesting terms range from 3 to 4 years and the vested options have a weighted average remaining term of 7.67 years and a weighted average exercise price of $27.50 per share.

Equity Incentive Plan
On September 24, 2012, the Company’s board of directors adopted the 2012 Equity Incentive Plan (as amended, the "Plan"), which was adopted by stockholders on November 20, 2012.  The Company believes that such awards better align the interests of its employees and directors with those of its shareholders.  The Company has reserved 400,000 shares of common stock under the Plan.  As of December 31, 2013, options to purchase 202,320 shares of the Company's stock have been granted under the Plan, as set forth in the table below:

Granted to	Number of Options Granted	Range of Exercise Price	Expiration Term in Years
Employees	2,740	$10.00 to 12.50	10
Consultants	32,540	$10.00 to 12.50	10
Officers	25,040	$10.00 to 12.50	10
Directors	137,000	$6.00 to 17.50	10
Scientific Advisory Board Member	5,000	$12.50	10
Total	202,320

The fair value of each option award is estimated on the date of grant using a Black Scholes model that uses variables noted in the following table.  Our determination of fair value is affected by our stock price as well as assumptions regarding a number of highly complex and subjective variables. These variables include, but are not limited to our expected stock price volatility over the term of the awards, and certain other market variables such as the risk free interest rate.

The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury 10-year note in effect at the time of the grant.

The following table summarizes the assumptions used to value the Plan options using the Black-Scholes option pricing model:

Grant Date	Number of Options Granted	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
11/20/12	120	$10.00	$10.00	10.00	166.00%	0.00%	1.66%
01/01/13	3,000	$9.50	$11.00	10.00	164.00%	0.00%	2.00%
01/07/13	7,000	$10.00	$10.00	10.00	166.00%	0.00%	1.92%
01/07/13	40,000	$10.00	$12.50	10.00	166.00%	0.00%	1.92%
02/07/13	100,000	$10.00	$17.50	10.00	164.00%	0.00%	1.99%
02/07/13	9,000	$10.00	$12.50	10.00	164.00%	0.00%	1.99%
02/08/13	5,000	$9.50	$10.00	10.00	164.00%	0.00%	2.00%
02/28/13	2,000	$10.00	$12.50	10.00	158.00%	0.00%	1.89%
04/01/13	3,000	$7.00	$7.00	10.00	160.00%	0.00%	1.86%
05/06/13	8,000	$6.00	$12.50	10.00	161.00%	0.00%	1.80%
05/20/13	200	$6.00	$12.50	10.00	161.00%	0.00%	1.97%
05/21/13	4,000	$6.00	$12.50	10.00	161.00%	0.00%	1.94%
05/24/13	100	$6.50	$12.50	10.00	160.00%	0.00%	2.01%
06/10/13	2,000	$8.00	$12.50	10.00	160.00%	0.00%	2.22%
07/01/13	3,000	$9.50	$9.50	10.00	159.00%	0.00%	2.50%
08/21/13	4,400	$8.50	$12.50	10.00	157.00%	0.00%	2.87%
10/01/13	3,000	$6.00	$6.00	10.00	155.00%	0.00%	2.66%
11/26/13	2,500	$7.50	$12.50	10.00	154.00%	0.00%	2.71%
12/20/13	6,000	$7.50	$12.50	10.00	152.00%	0.00%	2.89%
	202,320

The following table summarizes the activities in stock options granted under the Plan during the years ended December 31, 2013 and 2012:

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2012	-
Options granted	160	$10.00
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2012	160	$10.00
Options granted	202,200	$14.50
Options exercised	-
Options cancelled/expired	(40)	$10.00
Balance at December 31, 2013	202,320	$14.50

At December 31, 2013, the weighted-average remaining term of the options was 9.17 years.  As of December 31, 2013, the aggregate intrinsic value of outstanding options was $1,500 and the aggregate intrinsic value of exercisable options was $NIL.  The aggregate intrinsic value is calculated by multiplying the number of outstanding and exercisable options by the excess of the market price for our common stock at December 31, 2013 over the exercise price for each option.  The market price for our common stock at December 31, 2013 was $7.50.  The aggregate unvested cost of the options at December 31, 2013 was $1,014,360.

The following table summarizes information about options outstanding and exercisable at December 31, 2013 that were granted under the Plan:

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$6.00	3,000	9.76	$6.00	-	-
$7.00	3,000	9.25	$7.00	-	-
$9.50	3,000	9.50	$9.50	-	-
$10.00	12,120	9.06	$10.00	3,187	9.07
$11.00	3,000	9.02	$11.00	-	-
$12.50	78,200	9.24	$12.50	10,167	9.31
$17.50	100,000	9.11	$17.50	-	-
	202,320			13,354

As of December 31, 2013, 13,354 options have vested and 188,967 options remain unvested.  The vesting terms range from zero to 5 years and the vested options have a weighted average remaining term of 9.25 years and a weighted average exercise price of $12.00 per share.

Stock Issuances
During the year ended December 31, 2012, the Company issued an aggregate of 83,668 shares of restricted common stock to consultants, a director, an employee and officers for services provided to the Company.  The shares issued were valued at trading prices on the date of issuance between $3.50 and $22.50 per share.  The compensation cost as a result of the issuance and vesting of such shares are aggregate charges of $48,150 and $501,946 for the years ended December 31, 2013 and 2012, respectively.  The shares issued to one of our officers and a director are subject to certain vesting requirements.

During the year ended December 31, 2013, the Company issued an aggregate of 28,780 shares of restricted common stock to a director, an employee and consultants.  All such shares were valued at trading prices on the date of issuance between $6.00 and $10.00 per share.  The compensation cost as a result of the issuance and vesting of such shares is an aggregate charge of $187,782 for the year ended December 31, 2013.  Additionally, on January 7, 2013, the Company issued 100,000 shares to an officer which were subsequently cancelled in April 2013 upon the termination of his employment with the Company.